Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Deferred Tax Assets and Liabilities [Abstract]
Allowance for credit losses	$ 61,307	$ 51,763
Net operating losses	469,865	274,324
Total deferred tax assets	$ 531,172	$ 326,087